Average Annual Total Returns		12 Months Ended	14 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (Index returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	15.49%
Morningstar Global Artificial Intelligence Select Index (Net) (Returns do not reflect deductions for fees, expenses, or taxes, except for withholding taxes on reinvested dividends for net indexes)
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	30.67%	29.04%
iShares A.I. Innovation and Tech Active ETF
Prospectus [Line Items]
Average Annual Return, Percent		25.50%	28.97%
Performance Inception Date			Oct. 21, 2024
iShares A.I. Innovation and Tech Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]	24.60%	28.20%
Performance Inception Date	[4]		Oct. 21, 2024
iShares A.I. Innovation and Tech Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	15.10%	21.88%
Performance Inception Date	[4]		Oct. 21, 2024

[1]	An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
[2]
Morningstar Global Artificial Intelligence Select Index (Net) is designed to deliver unparalleled, thematically pure exposure to companies involved with artificial intelligence (AI) technologies by drawing on the in-depth knowledge and forward-looking insights of Morningstar’s equity research team. It targets stocks with exposure to generative AI, AI data & infrastructure, AI software, and AI services.

[3]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any. For additional comparative performance information for the Morningstar Global Artificial Intelligence Select Index, please see the Fund’s Statement of Additional Information.
[4]
After‑tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to tax‑exempt investors or investors who hold shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.